Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combinations

3.  BUSINESS COMBINATIONS

The Company’s acquisitions have been accounted for using the purchase method of accounting and the acquired companies’ results have been included in the accompanying consolidated financial statements from the dates of the acquisitions.

Acquisition of VIZIYA

On May 4, 2017, the Company acquired 100% of the outstanding shares of VIZIYA and its related entities, a privately-held software and services provider to multi-national companies. VIZIYA develops enterprise asset management software solutions to enhance enterprise resource planning-based asset maintenance systems. The Company incurred transaction costs of $781 in connection with this acquisition which is recorded in Special charges.

The purchase price was $25,633, net of cash acquired which included contingent consideration of $6,450. The contingent consideration relates to share and cash payments which will be made if certain earning targets are met by 2019. The fair value estimate for contingent considerations was determined using a Monte Carlo simulation based on the contractual terms of the instruments and risk-neutral valuation framework. 10,000 Monte Carlo simulations were used for the analysis and the fair value of the payout is the average of these simulation outcomes. On December 31, 2017, the Company updated its estimate, using this same model, with the most current information available. The fair value estimate was reduced to $4,474 resulting in a contingent consideration adjustment of $1,976 which is recorded in Special charges.

In connection with this acquisition, the Company issued 405,268 common shares with an aggregate value of $662 as of the closing date as partial consideration.  The remainder of the purchase price was funded with the Company’s cash reserves.

The following table summarizes the fair value allocations of assets acquired and liabilities assumed as a part of this acquisition:

Fair Value
Cash	$56
Property, plant and equipment	305
Prepaid expenses	234
Trade and other receivables	2,721
Intangible assets
Developed software	10,000
Customer relationships	5,800
Brand	1,400
Goodwill	12,680
Accounts payable	(286)
Accrued liabilities and other	(555)
Income taxes payable	(216)
Deferred revenue	(1,573)
HST/ GST payable	(18)
Long-term debt	(63)
Deferred tax liabilities	(4,796)
Net assets acquired	$25,689

Cash paid on closing	$17,675
Shares issued	662
Fair value of contingent share considerations	2,650
Fair value of contingent cash considerations	3,800
Shareholder loan repaid	902
Total considerations transferred	$25,689

Developed software is amortized over five years and customer relationships and brand are amortized over a seven year period.

Expected future amortization is as follows:

	Customer relationships and Brand	Developed software	Total
2018	$1,029	$2,000	$3,029
2019	1,029	2,000	3,029
2020	1,029	2,000	3,029
2021	1,029	2,000	3,029
2022	1,029	667	1,696
Thereafter	1,369	-	1,369
	$6,514	$8,667	$15,181

Goodwill of $12,680 was recognized in the Factory segment as a result of this acquisition, which is not deductible for tax purposes. The goodwill is due to expected synergies from combining the businesses.

Revenue from this acquisition since the date of acquisition to December 31, 2017 was $7,043 and net loss was $687.

Acquisition of IRD

On June 1, 2017, the Company acquired 100% of the outstanding shares of IRD, a publicly-held provider of highway traffic management services, operating internationally in the Intelligent Transportation Systems (“ITS”) industry. IRD specializes in advanced traffic control, weight enforcement, bridge protection, and toll management technologies. The Company incurred transaction costs of $901 in connection with this acquisition which is recorded in Special charges.

The purchase price was $47,782 net of cash acquired, and was funded with the Company’s cash reserves.

The following table summarizes the fair value allocations of assets acquired and liabilities assumed as a part of this acquisition:

Fair Value
Cash	$2,078
Accounts receivable and other receivables	8,447
Embedded derivatives	52
Work in progress - unbilled revenue	4,711
Income taxes receivables	288
Inventory	5,883
Prepaid and other assets	1,977
Investment tax credits	670
Deferred tax asset	1,361
Property, plant and equipment	2,672
Intangible assets
Customer relationships	8,100
Developed software	7,400
Brand	5,900
Backlog	1,300
Goodwill	15,820
Investment - XPCT	3,036
Bank indebtedness	(2,182)
Current portion of long term debt	(95)
Long-term debt	(333)
Accounts payable and accrued liabilities	(6,277)
Deferred revenue - short term	(4,337)
Deferred revenue - long term	(465)
Income taxes	(29)
Deferred tax liability	(6,117)
Net assets acquired	$49,860

Cash paid on closing	$47,209
Cash out considerations	2,651
Total considerations transferred	$49,860

Customer relationships, brand and backlog are amortized over a period of seven years and developed software over five years.

Expected future amortization related to this business acquisition is as follows:

	Customer relationships, Brand and Backlog	Developed software	Total
2018	$2,310	$1,495	$3,805
2019	2,310	1,495	3,805
2020	2,310	1,495	3,805
2021	2,310	1,495	3,805
2022	2,310	622	2,932
Thereafter	3,276	-	3,276
	$14,826	$6,602	$21,428

Goodwill recorded initially at $15,820 in the Mobility segment was recognized as a result of this acquisition, which is not deductible for tax purposes. The goodwill is due to expected synergies from combining the businesses.

The intangible assets and goodwill are subject to revaluation at the prevailing exchange rate at each quarter end.

Revenue from this acquisition since the date of acquisition to December 31, 2017, excluding iCOMS, has been $25,834 and net loss was $1,259.

Acquisition of iCOMS

On July 18, 2017, the Company acquired 100% of the outstanding shares of iCOMS, a privately-held provider of traffic products and services.  iCOMS is located in Brussels, Belgium and specializes in the design and manufacture of radar microwave detectors and equipment for the ITS market.  iCOMS is integrated into the Company’s wholly-owned subsidiary, IRD and forms part of the Mobility Business Segment.  The Company incurred transaction costs of $41 in connection with this acquisition which is recorded in selling, general, and administrative expenses.

The purchase price of $1,184 was funded by a CAD $1,500 term loan through HSBC Bank Canada.

The following table summarizes the fair value allocations of assets acquired and liabilities assumed as a part of this acquisition:

Fair Value
Cash	$72
Accounts receivable	413
Other receivables	77
Inventory	459
Prepaid and other assets	19
Property, plant and equipment	24
Investment tax credits	563
Intangible assets
Customer relationships	254
Developed software	251
Goodwill	246
Bank indebtedness	(32)
Accounts payable and accrued liabilities	(532)
Long term debt	(458)
Deferred tax liability	(172)
Net assets acquired	$1,184

Cash paid on closing	$865
Shareholder loan	319
Total considerations paid	$1,184

Customer relationships are amortized over a period of seven years and developed software over five years.

Expected future amortization related to this business acquisition is as follows:

	Customer relationships, Brand and Backlog	Developed software	Total
2018	$38	$52	$90
2019	38	52	90
2020	38	52	90
2021	38	52	90
2022	38	17	55
Thereafter	45	-	45
	$235	$225	$460

Goodwill of $246 was recognized in the Mobility segment as a result of this acquisition, which is not deductible for tax purposes. The goodwill is due to expected synergies from combining the businesses.

Revenue from this acquisition since the date of acquisition to December 31, 2017 was $1,189 and the net loss was $100.

Quarterhill Pro forma Information

If these acquisitions had been completed as of January 1, 2016 Quarterhill’s unaudited pro forma revenue for the year ended December 31, 2017 would have been $157,722 (2016 - $153,782) and unaudited pro forma net income for the year ended December 31, 2017 would have been $9,615 (2016 - $5,926).

These pro forma results have been calculated after applying Quarterhill’s accounting policies and adjusting the results of the acquired companies to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment, intangible assets, inventories, and deferred revenue.  Net income was also adjusted for interest costs relating to the term loan used to finance the iCOMS acquisition.

Pro forma 2017 net income was adjusted to exclude $1,723 of acquisition costs incurred in 2017.  2016 pro forma net income was adjusted to include these charges.

Pro forma financial information is not necessarily indicative of the Company’s actual results of operations if the acquisitions had been completed at the date indicated nor is it necessarily an indication of future operating results. Amounts do not include any operating efficiencies or cost savings that Quarterhill believes are achievable.